Earnings per share (EPS) (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net profit from continuing operations attributable to ordinary equity holders of the Parent	S/ 81,385	S/ 119,483	S/ 217,387
Net loss from discontinued operations attributable to ordinary equity holders of the Parent	(754)	(6,589)	(5,720)
Net profit attributable to ordinary equity holders of the Parent	S/ 80,631	S/ 112,894	S/ 211,667
Denominator
Weighted average number of common and investment shares	446,062	544,687	573,998
Basic profit for common and investment shares from continuing operations	S/ 0.21	S/ 0.22	S/ 0.39
Basic loss for common and investment shares from discontinued operations		(0.01)	(0.01)
Basic profit for common and investment shares from continuing and discontinued operations	S/ 0.21	S/ 0.21	S/ 0.38